Related parties - Additional information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information About Key Management Personnel [Line Items]
Short-term employee benefits capitalized	€ 0	€ 0	€ 0
Amount received from consulting agreement		500,000	600,000
Charit Research Organisation GMBH[Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Payments for services supporting research		500,000	400,000
Key management personnel of entity or parent [member]
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable	1,500,000	1,400,000	1,200,000
Related party expenses recognized in loss and comprehensive loss paid to external management entities	€ 800,000	€ 600,000	€ 600,000